Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2026
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2026	2025	2024
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7
Allotted, called-up and partly paid:
1,140,045,528 ordinary equity shares of 0.600 euro cent each	—	—	6.9
1,063,868,001 ordinary equity shares of 0.600 euro cent each	—	6.4	—
1,043,931,708 ordinary equity shares of 0.600 euro cent each	6.3	—	—
	6.3	6.4	6.9

Schedule of share premium account

	At March 31,
	2026	2025	2024
	€M	€M	€M
Balance at beginning of year	1,421.6	1,404.3	1,379.9
Net proceeds from shares issued	3.2	4.9	16.4
Share premium receivable on shares issued	10.0	12.4	8.0
Balance at end of year	1,434.8	1,421.6	1,404.3

Schedule of share options outstanding

	Share	Weighted Avg.
	Options	Exercise
	M	Price (€)
Outstanding at March 31, 2023	18.7	11.24
Granted	—	—
Forfeited	(0.7)	11.12
Exercised	(1.4)	12.00
Outstanding at March 31, 2024	16.6	11.18
Granted	—	—
Forfeited	—	—
Exercised	(0.4)	11.45
Outstanding at March 31, 2025	16.2	11.12
Granted	—	—
Forfeited	—	—
Exercised	(0.3)	11.12
Outstanding at March 31, 2026	15.9	11.12

Schedule of range of exercise prices and weighted average remaining contractual life

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
Vested	11.12	15.9	1.9
Weighted average	11.12	15.9	1.9